Stock-based compensation	12 Months Ended
Dec. 31, 2020
Disclosure Text Block
Stock-based Compensation	Note 33 - Stock-based compensation

Incentive Plan

On May 12, 2020, the shareholders of the Corporation approved the Popular, Inc. 2020 Omnibus Incentive Plan, which permits the Corporation to issue several types of stock-based compensation to employees and directors of the Corporation and/or any of its subsidiaries (the “2020 Incentive Plan”). The 2020 Incentive Plan replaced the Popular, Inc. 2004 Omnibus Incentive Plan, which was in effect prior to the adoption of the 2020 Incentive Plan (the “2004 Incentive Plan” and, together with the 2020 Incentive Plan, the “Incentive Plan”). Participants under the Incentive Plan are designated by the Compensation Committee of the Board of Directors (or its delegate, as determined by the Board). Under the Incentive Plan, the Corporation has issued restricted stock and performance shares for its employees and restricted stock and restricted stock units (“RSU”) to its directors.

The restricted stock granted under the Incentive Plan to employees becomes vested based on the employees’ continued service with Popular. Unless otherwise stated in an agreement, the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant (the “graduated vesting portion”) and the second part is vested at termination of employment after attaining 55 years of age and 10 years of service (the “retirement vesting portion”). The graduated vesting portion is accelerated at termination of employment after attaining 55 years of age and 10 years of service. The vesting schedule for restricted shares granted on or after 2014 is as follows, the graduated vesting portion is vested ratably over four years commencing at the date of the grant and the retirement vesting portion is vested at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service. The graduated vesting portion is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service.

The performance share award granted under the Incentive Plan consist of the opportunity to receive shares of Popular, Inc.’s common stock provided that the Corporation achieves certain goals during a three-year performance cycle. The goals will be based on two metrics weighted equally: the Relative Total Shareholder Return (“TSR”) and the Absolute Earnings per Share (“EPS”) goals. For grants issued on 2020, the EPS goal is substituted by the Absolute Return on Average Assets (“ROA”) goal. The TSR metric is considered to be a market condition under ASC 718. For equity settled awards based on a market condition, the fair value is determined as of the grant date and is not subsequently revised based on actual performance. The EPS and ROA metrics are considered to be a performance condition under ASC 718. The fair value is determined based on the probability of achieving the EPS or ROA goal as of each reporting period. The TSR and EPS or ROA metrics are equally weighted and work independently. The number of shares that will ultimately vest ranges from 50% to a 150% of target based on both market (TSR) and performance (EPS and ROA) conditions. The performance shares vest at the end of the three-year performance cycle. If a participant terminate employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service, the performance shares shall continue outstanding and vest at the end of the performance cycle.

The following table summarizes the restricted stock and performance shares activity under the Incentive Plan for members of management.

(Not in thousands)	Shares	Weighted-average grant date fair value
Non-vested at January 1, 2018	295,340	$30.75
Granted	239,062	45.81
Performance Shares Quantity Adjustment	234,076	33.09
Vested	(372,271)	35.83
Forfeited	(14,021)	37.35
Non-vested at December 31, 2018	382,186	$36.41
Granted	218,169	55.55
Performance Shares Quantity Adjustment	15,061	55.72
Vested	(270,051)	44.73
Non-vested at December 31, 2019	345,365	$41.68
Granted	253,943	42.49
Performance Shares Quantity Adjustment	(7)	48.79
Vested	(234,421)	42.64
Forfeited	(6,368)	44.26
Non-vested at December 31, 2020	358,512	$41.23

During the year ended December 31, 2020, 213,511 shares of restricted stock (2019 - 152,773; 2018 - 166,648) and 40,432 performance shares (2019 - 65,396; 2018 - 72,414) were awarded to management under the Incentive Plan.

During the year ended December 31, 2020, the Corporation recognized $7.6 million of restricted stock expense related to management incentive awards, with a tax benefit of $1.3 million (2019 - $7.7 million, with a tax benefit of $1.2 million; 2018 - $6.9 million, with a tax benefit of $1.1 million). During the year ended December 31, 2020, the fair market value of the restricted stock vested was $9.8 million at grant date and $11.2 million at vesting date. This triggers a windfall of $0.5 million that was recorded as a reduction on income tax expense. During the year ended December 31, 2020 the Corporation recognized $2.3 million of performance shares expense, with a tax benefit of $0.2 million (2019 - $4.6 million, with a tax benefit of $0.3 million; 2018 - $5.6 million, with a tax benefit of $0.4 million). The total unrecognized compensation cost related to non-vested restricted stock awards to members of management at December 31, 2020 was $9.5 million and is expected to be recognized over a weighted-average period of 2.3 years.

The following table summarizes the restricted stock and RSU activity under the Incentive Plan for members of the Board of Directors:

(Not in thousands)	Restricted stock	Weighted-average grant date fair value	RSU	Weighted-average grant date fair value
Non-vested at January 1, 2018	-	-	-	-
Granted	25,159	$46.71	-	$-
Vested	(25,159)	46.71	-	-
Forfeited	-	-	-	-
Non-vested at December 31, 2018	-	-	-	-
Granted	1,052	$49.25	27,449	$57.64
Vested	(1,052)	49.25	(27,449)	57.64
Forfeited	-	-	-	-
Non-vested at December 31, 2019	-	-	-	-
Granted	-	$-	43,866	$35.47
Vested	-	-	(43,866)	35.47
Forfeited	-	-	-	-
Non-vested at December 31, 2020	-	-	-	-

The equity awards granted to members of the Board of Directors of Popular, Inc. (the Directors) will vest and become non-forfeitable on the grant date of such award. Effective on May 2019 all equity awards granted to the Directors may be paid in either restricted stocks or RSU, at the Directors’ election. If RSU are elected the Directors may defer the delivery of the shares of common stocks underlying the RSU award after their retirement. To the extent that cash dividends are paid on the Corporation’s outstanding common stocks, the Directors will receive an additional number of RSU that reflect reinvested dividend equivalent.

For 2020 and 2019, all Directors elected RSU. Accordingly, during the year ended December 31, 2020, no shares of restricted stock were granted to members of the Board of Directors of Popular, Inc. (2019 - 1,052; 2018 – 25,159) and the Corporation recognized no expense related to these restricted stock shares (2019 - $52 thousand, with a tax benefit of $6 thousand; 2018 - $1.6 million, with a tax benefit of $0.2 million).

For the year ended December 31, 2020, 43,866 RSUs were granted to the Directors (2019 - 27,449). For the year ended December 31, 2020, $1.6 million of restricted stock expense related to these RSU was recognized, with a tax benefit of $0.3 million (2019 - $1.6 million with a tax benefit of $0.2 million). The fair value at vesting date of the RSU vested during the year ended December 31, 2020 for directors was $1.6 million.